Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In accordance with Item 402(x) of Regulation S-K under the Securities Act, we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of material non-public information (“MNPI”). As discussed in the “Compensation Discussion and Analysis” above, equity awards, including stock options, are recommended by the Compensation Committee and approved by the Board on or before the grant date. We do not select option grant dates for named executive officers in coordination with the release of material non-public information and do not time, and do not plan to time, the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. Additionally, our Insider Trading Policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us.
The following table summarizes the stock option grants awarded to our named executive officers on February 9, 2024, four business days prior to the date we filed our Form 10-K for the year ended December 31, 2023:

Name	Grant Date	Number of Securities Underlying Option (# of shares)	Exercise Price of Option Award ($/share)	Grant Date Fair Value of Option ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of MNPI
Joseph K. Belanoff, M.D.	2/9/2024	500,000	$23.01	$7,010,548	(6.16)%
William Guyer, Pharm.D.	2/9/2024	200,000	$23.01	$2,804,219	(6.16)%
Sean Maduck	2/9/2024	200,000	$23.01	$2,804,219	(6.16)%
Atabak Mokari	2/9/2024	200,000	$23.01	$2,804,219	(6.16)%
Charles Robb	2/9/2024	200,000	$23.01	$2,804,219	(6.16)%

Award Timing Method	As discussed in the “Compensation Discussion and Analysis” above, equity awards, including stock options, are recommended by the Compensation Committee and approved by the Board on or before the grant date. We do not select option grant dates for named executive officers in coordination with the release of material non-public information and do not time, and do not plan to time, the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. Additionally, our Insider Trading Policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table summarizes the stock option grants awarded to our named executive officers on February 9, 2024, four business days prior to the date we filed our Form 10-K for the year ended December 31, 2023:

Name	Grant Date	Number of Securities Underlying Option (# of shares)	Exercise Price of Option Award ($/share)	Grant Date Fair Value of Option ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of MNPI
Joseph K. Belanoff, M.D.	2/9/2024	500,000	$23.01	$7,010,548	(6.16)%
William Guyer, Pharm.D.	2/9/2024	200,000	$23.01	$2,804,219	(6.16)%
Sean Maduck	2/9/2024	200,000	$23.01	$2,804,219	(6.16)%
Atabak Mokari	2/9/2024	200,000	$23.01	$2,804,219	(6.16)%
Charles Robb	2/9/2024	200,000	$23.01	$2,804,219	(6.16)%

Joseph K. Belanoff, M.D. [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Joseph K. Belanoff, M.D.
Underlying Securities | shares	500,000
Exercise Price | $ / shares	$ 23.01
Fair Value as of Grant Date | $	$ 7,010,548
Underlying Security Market Price Change	(0.0616)
William Guyer, Pharm.D. [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	William Guyer, Pharm.D.
Underlying Securities | shares	200,000
Exercise Price | $ / shares	$ 23.01
Fair Value as of Grant Date | $	$ 2,804,219
Underlying Security Market Price Change	(0.0616)
Sean Maduck [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Sean Maduck
Underlying Securities | shares	200,000
Exercise Price | $ / shares	$ 23.01
Fair Value as of Grant Date | $	$ 2,804,219
Underlying Security Market Price Change	(0.0616)
Atabak Mokari [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Atabak Mokari
Underlying Securities | shares	200,000
Exercise Price | $ / shares	$ 23.01
Fair Value as of Grant Date | $	$ 2,804,219
Underlying Security Market Price Change	(0.0616)
Charles Robb [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Charles Robb
Underlying Securities | shares	200,000
Exercise Price | $ / shares	$ 23.01
Fair Value as of Grant Date | $	$ 2,804,219
Underlying Security Market Price Change	(0.0616)